Material accounting policies - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Driver IC CGU
Statement [line items]
Annual discount rate	9.04%	9.95%
WLO CGU
Statement [line items]
Annual discount rate	13.78%	13.96%
Growth rate used to extrapolate cash flow projections	2.48%	2.60%
Period for average Taiwan economic growth rate	5 years
Technology
Statement [line items]
Assets Acquired Useful Life	7 years
Patent | Bottom of range
Statement [line items]
Assets Acquired Useful Life	12 years
Patent | Top of range
Statement [line items]
Assets Acquired Useful Life	15 years
Intellectual Properties
Statement [line items]
Assets Acquired Useful Life	10 years
Himax semi conductor
Statement [line items]
Goodwill recognised as of acquisition date	$ 26,846
Himax Display (USA) Inc.
Statement [line items]
Goodwill recognised as of acquisition date	$ 1,292
Buildings
Statement [line items]
Useful Life Of Tangible Assets	25 years
Building and improvements | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	4 years
Building and improvements | Top of range
Statement [line items]
Useful Life Of Tangible Assets	16 years
Machinery | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	4 years
Machinery | Top of range
Statement [line items]
Useful Life Of Tangible Assets	10 years
Research and development equipment | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	2 years
Research and development equipment | Top of range
Statement [line items]
Useful Life Of Tangible Assets	6 years
Office furniture and equipment [Member] | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	3 years
Office furniture and equipment [Member] | Top of range
Statement [line items]
Useful Life Of Tangible Assets	8 years
Other property, plant and equipment [member] | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	2 years
Other property, plant and equipment [member] | Top of range
Statement [line items]
Useful Life Of Tangible Assets	10 years
Software | Bottom of range
Statement [line items]
Assets Acquired Useful Life	2 years
Useful Life Of Tangible Assets	2 years
Software | Top of range
Statement [line items]
Assets Acquired Useful Life	10 years
Useful Life Of Tangible Assets	10 years